Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information
Segment Information

Our operations are conducted through three operating segments: Community Banking, Mortgage Originations, and
Mortgage Servicing. The Other segment includes the remaining reported activities. Operating segments are defined as components of an enterprise that engage in business activity from which revenues are earned and expenses incurred for which discrete financial information is available that is evaluated regularly by executive management in deciding how to allocate resources and in assessing performance. The operating segments have been determined based on the products and services offered and reflect the manner in which financial information is currently evaluated by management. Each segment operates under the same banking charter, but is reported on a segmented basis for this report. Each of the operating segments is complementary to each other and because of the interrelationships of the segments, the information presented is not indicative of how the segments would perform if they operated as independent entities.

Effective January 1, 2017, activity related to Loans with Government Guarantees, was moved from the Mortgage Servicing segment to the Mortgage Originations segment. In addition, we began to allocate the tax provision at a segment level whereas previously, the tax provision was reflected in the Other segment. To allocate the tax provision, the statutory federal tax rate is used for Community Banking, Mortgage Originations, and Mortgage Servicing segments with the difference between the statutory rate and the effective tax rate held in the Other segment. Prior period segment financial information, related to both changes, has been recast to conform to the current presentation.

Additionally, prior period segment financial information has been recast to conform to the presentation reported in our Form 10-Q for the quarter ended March 31, 2018 filed with the Securities and Exchange Commission on May 7, 2018. The following changes were made with offsetting adjustments included in the Other segment to reconcile to the Consolidated Statements of Operations: 1) operating leases in Community Banking are reflected as loans by reclassifying rental income and depreciation expense to net interest income, and 2) the interest expense on custodial deposits on third party sub-servicing contracts, recognized in the Mortgage Servicing segment as loan administration income, is now reflected as a component of net interest income.

The Community Banking segment originates loans, provides deposits and fee based services to consumer, business, and mortgage lending customers through its Branch Banking, Business Banking and Commercial Banking, Government Banking, Warehouse Lending and LHFI Portfolio groups. Products offered through these groups include checking accounts, savings accounts, money market accounts, certificates of deposit, consumer loans, commercial loans, commercial real estate loans, equipment finance and leasing, home builder finance loans and warehouse lines of credit. Other financial services available include consumer and corporate card services, customized treasury management solutions, merchant services and capital markets services such as loan syndications. In addition, wealth management products and services are provided through Opes as of the acquisition date of May 15, 2017.

The Mortgage Originations segment originates, acquires and sells one-to-four family residential mortgage loans. The origination and acquisition of mortgage loans comprises the majority of the lending activity. Mortgage loans are originated through home loan centers, national call centers, the Internet and unaffiliated banks and mortgage banking and brokerage companies, where the net interest income and the gains from sales associated with these loans are recognized in the Mortgage Originations segment.

The Mortgage Servicing segment services and subservices mortgage loans for others on a fee for service basis and may also collect ancillary fees and earn income through the use of noninterest-bearing escrows. Revenue for those serviced and subserviced loans is earned on a contractual fee basis, with the fees varying based on our responsibilities and the status of the underlying loans. The Mortgage Servicing segment provides servicing of residential mortgages for our own LHFI portfolio in the Community Banking segment for which it earns revenue via an intersegment service fee allocation.

The Other segment includes the treasury functions, funding revenue associated with stockholders' equity, the impact of interest rate risk management, the impact of balance sheet funding activities, and miscellaneous other expenses of a corporate nature. Treasury functions include administering the investment securities portfolios, balance sheet funding, and interest rate risk management. In addition, the Other segment includes revenue and expenses related to treasury and corporate assets and liabilities and equity not directly assigned or allocated to the Community Banking, Mortgage Originations or Mortgage Servicing segments.

Revenues are comprised of net interest income (before the provision (benefit) for loan losses) and noninterest income. Noninterest expenses and provision (benefit) for income taxes, are fully allocated to each operating segment. Allocation methodologies may be subject to periodic adjustment as the internal management accounting system is revised and the business or product lines within the segments change.

The following tables present financial information by business segment for the periods indicated:

	Year Ended December 31, 2017
	Community Banking	Mortgage Originations	Mortgage Servicing	Other (1)	Total
	(Dollars in millions)
Summary of Operations
Net interest income	$238	$129	$11	$12	$390
Net gain (loss) on loan sales	(10)	278	—	—	268
Other noninterest income	31	92	66	13	202
Total net interest income and noninterest income	259	499	77	25	860
Benefit (provision) for loan losses	(4)	(4)	—	2	(6)
Compensation and benefits	(62)	(100)	(16)	(121)	(299)
Other noninterest expense	(92)	(163)	(61)	(28)	(344)
Total noninterest expense	(154)	(263)	(77)	(149)	(643)
Income (loss) before overhead allocations and income taxes	101	232	—	(122)	211
Overhead allocations	(41)	(63)	(23)	127	—
Benefit (provision) for income taxes	(21)	(59)	8	(76)	(148)
Net income (loss)	$39	$110	$(15)	$(71)	$63
Intersegment revenue	$(6)	$4	$19	$(17)	$—

Average balances
Loans held-for-sale	$16	$4,130	$—	$—	$4,146
Loans with government guarantees	—	290	—	—	290
Loans held-for-investment (2)	6,475	7	—	29	6,511
Total assets	6,544	5,414	36	3,852	15,846
Deposits	7,454	—	1,453	—	8,907

(1)	Includes adjustments made to reclassify income and expenses relating to operating leases and CCD income for subservicing clients.
(2)    Includes adjustment made to reclassify operating lease assets to loans held-for-investment.

	Year Ended December 31, 2016
	Community Banking	Mortgage Originations	Mortgage Servicing	Other (1)	Total
	(Dollars in millions)
Summary of Operations
Net interest income	$206	$90	$21	$6	$323
Net gain on loan sales	6	310	—	—	316
Other noninterest income	28	43	60	40	171
Total net interest income and noninterest income	240	443	81	46	810
Benefit (provision) for loan losses	10	(2)	—	—	8
Compensation and benefits	(56)	(81)	(15)	(117)	(269)
Other noninterest expense	(89)	(123)	(63)	(16)	(291)
Total noninterest expense	(145)	(204)	(78)	(133)	(560)
Income (loss) before overhead allocations and income taxes	105	237	3	(87)	258
Overhead allocations	(35)	(54)	(23)	112	—
Benefit (provision) for income taxes	(24)	(64)	7	(6)	(87)
Net income (loss)	$46	$119	$(13)	$19	$171
Intersegment revenue	$(3)	$(1)	$23	$(19)	$—

Average balances
Loans held-for-sale	$66	$3,068	$—	$—	$3,134
Loans with government guarantees	—	435	—	—	435
Loans held-for-investment (2)	5,809	6	—	—	5,815
Total assets	5,906	4,435	28	3,538	13,907
Deposits	7,151	—	1,611	—	8,762

(1)	Includes adjustments made to reclassify income and expenses relating to operating leases and CCD income for subservicing clients.

(2)	Includes adjustment made to reclassify operating lease assets to loans held-for-investment.

	Year Ended December 31, 2015
	Community Banking	Mortgage Originations	Mortgage Servicing	Other (1)	Total
	(Dollars in millions)
Summary of Operations
Net interest income	$171	$80	$4	$32	$287
Net gain (loss) on loan sales	(15)	303	—	—	288
Other noninterest income	25	93	61	3	182
Total net interest income and noninterest income	181	476	65	35	757
Benefit for loan losses	19	—	—	—	19
Compensation and benefits	(47)	(73)	(15)	(102)	(237)
Other noninterest expense	(86)	(108)	(73)	(32)	(299)
Total noninterest expense	(133)	(181)	(88)	(134)	(536)
Income (loss) before overhead allocations and income taxes	67	295	(23)	(99)	240
Overhead allocations	(27)	(66)	(20)	113	—
Benefit (provision) for income taxes	(14)	(80)	15	(3)	(82)
Net income (loss)	$26	$149	$(28)	$11	$158
Intersegment revenue	$(15)	$7	$20	$(12)	$—

Average balances
Loans held-for-sale	$40	$2,148	$—	$—	$2,188
Loans with government guarantees	—	633	—	—	633
Loans held-for-investment	4,986	4	—	86	5,076
Total assets	4,972	3,553	52	3,379	11,956
Deposits	6,674	—	1,203	—	7,877

(1)	Includes adjustments made to reclassify income and expenses relating to CCD income for subservicing clients.